CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 5,105	$ 5,195
Other income and gains	(6,501)	(1,594)
Equity accounted earnings, net of distributions	(441)	(355)
Fair value changes	1,396	977
Depreciation and amortization	9,075	7,683
Deferred income taxes	(897)	191
Sales of (investments in) residential inventory	152	(119)
Net change in non-cash working capital balances	(1,422)	(3,227)
Cash flows from (used in) operating activities	6,467	8,751
Financing activities
Corporate borrowings arranged	1,246	1,567
Repayments of borrowings, classified as financing activities	550	0
Commercial paper and borrowings, net	31	(912)
Non-recourse borrowings arranged	83,620	89,459
Non-recourse borrowings repaid	(71,328)	(61,067)
Non-recourse credit facilities, net	(3,558)	6,869
Subsidiary equity obligations issued	277	75
Subsidiary equity obligations redeemed	(456)	(563)
Deposits From Related Party	173	1,563
Deposit From Related Parties Repaid	(1,261)	(35)
Capital provided by non-controlling interests	29,401	15,263
Capital repaid to non-controlling interests	(2,175)	(4,477)
Repayment of lease liabilities	(969)	(773)
Settlement of deferred consideration	(483)	(1,706)
Distributions to non-controlling interests	(12,842)	(11,102)
Distributions to shareholders	(602)	(1,029)
Cash flows from (used in) financing activities	19,927	32,460
Acquisitions
Investment properties	(8,213)	(9,664)
Property, plant and equipment	(8,069)	(7,236)
Equity accounted investments	(10,492)	(5,142)
Financial assets and other	(51,887)	(67,974)
Acquisition of subsidiaries, net of cash acquired	(12,922)	(26,306)
Dispositions
Investment properties	1,573	3,874
Property, plant and equipment	1,175	595
Equity accounted investments	3,258	1,645
Financial assets and other	50,086	63,953
Disposition of subsidiaries, net of cash disposed	5,688	6,325
Restricted cash and deposits	41	280
Cash flows from (used in) investing activities	(29,762)	(39,650)
Cash and cash equivalents
Change in cash and cash equivalents	(3,368)	1,561
Foreign exchange revaluation	205	(17)
Balance, beginning of period	14,396	12,694
Balance, end of period	11,222	14,396
Supplemental Cash Flow Information [Abstract]
Net change in cash classified within assets held for sale	(11)	158
Incomes Taxes Paid Classified As Supplemental Cash Flow Disclosure	1,677	1,079
Interest Paid Classified As Supplemental Cash Flow Disclosure	13,902	9,009
Common shares
Financing activities
Common shares repurchased	(624)	(686)
Common shares issued	49	14
Preferred shares
Financing activities
Common shares repurchased	$ (22)	$ 0